Loan Servicing - Activity for Mortgage Servicing Rights and Related Valuation Allowance (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Servicing rights, net of valuation allowance:
Beginning of year	$ 37	$ 57	$ 88
Additions			1
Amortized to expense	(9)	(23)	(31)
Change in valuation allowance	1	3	(1)
End of year	29	37	57
Valuation allowance:
Beginning of year	2	5	4
Additions expensed			1
Reductions credited to operations	(1)	(3)
End of year	$ 1	$ 2	$ 5